CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Treasury Shares Cumulative effect of adoption of credit loss guidance CNY (¥)	Treasury Shares IPO and concurrent private placement CNY (¥)	Treasury Shares CNY (¥) shares	Ordinary Shares Cumulative effect of adoption of credit loss guidance Class A Ordinary Shares CNY (¥)	Ordinary Shares Cumulative effect of adoption of credit loss guidance Class B Ordinary Shares CNY (¥)	Ordinary Shares Class A Ordinary Shares IPO and concurrent private placement CNY (¥) shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares IPO and concurrent private placement CNY (¥)	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital Cumulative effect of adoption of credit loss guidance CNY (¥)	Additional Paid-in Capital IPO and concurrent private placement CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Loss Cumulative effect of adoption of credit loss guidance CNY (¥)	Accumulated Other Comprehensive Loss IPO and concurrent private placement CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit Cumulative effect of adoption of credit loss guidance CNY (¥)	Accumulated Deficit IPO and concurrent private placement CNY (¥)	Accumulated Deficit CNY (¥)	Noncontrolling Interests CNY (¥)	Cumulative effect of adoption of credit loss guidance CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	IPO and concurrent private placement CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at the beginning of period at Dec. 31, 2020			¥ 0				¥ 1,010		¥ 235			¥ 37,289,761			¥ (1,005,184)				¥ (6,482,225)						¥ 29,803,597
Balance at the beginning of period (in shares) at Dec. 31, 2020 | shares							1,453,476,230		355,812,080
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Foreign currency translation adjustment, net of tax			0				¥ 0		¥ 0			0			(516,687)				0						(516,687)
Share issuance, net of issuance costs		¥ 0				¥ 74		¥ 0			¥ 10,995,213			¥ 0				¥ 0						¥ 10,995,287
Share issuance, net of issuance costs (in shares) | shares						113,869,700
Issuance of ordinary shares as treasury shares			¥ (22)				¥ 22		0			0			0				0						0
Issuance of ordinary shares as treasury shares ( Shares) | shares			(34,000,000)				34,000,000
Issuance of ordinary shares for granting Award Shares to CEO			¥ (70)				¥ 70		0			70			0				0						70
Issuance of ordinary shares for granting Award Shares to CEO (Shares) | shares			(108,557,400)				108,557,400
Exercise of share options			¥ 3				¥ 0		0			4,086			0				0						4,089
Exercise of share options (Shares) | shares			6,404,416
Share-based compensation			¥ 0				0		0			1,101,356			0				0						1,101,356
Net loss			0				0		0			0			0				(321,455)						(321,455)
Balance at the end of period at Dec. 31, 2021	¥ 0		¥ (89)	¥ 0	¥ 0		¥ 1,176		¥ 235	¥ 0		49,390,486	¥ 0		(1,521,871)		¥ (1,955)		(6,805,635)	¥ 0	¥ (1,955)				41,064,302
Balance at the end of period (in shares) at Dec. 31, 2021 | shares							1,709,903,330		355,812,080
Balance at the end of period (in shares) at Dec. 31, 2021 | shares			(136,152,984)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Foreign currency translation adjustment, net of tax			¥ 0				¥ 0		¥ 0			0			1,327,761				0	0					1,327,761
Share issuance, net of issuance costs			0				¥ 12		0			2,421,699			0				0	0					2,421,711
Share issuance, net of issuance costs (in shares) | shares							18,862,564
Issuance of ordinary shares as treasury shares ( Shares) | shares																						0
Exercise of share options			¥ 5				¥ 0		0			3,972			0				0	0					3,977
Exercise of share options (Shares) | shares			5,928,902
Share-based compensation			¥ 0				0		0			2,053,165			0				0	0					2,053,165
Capital injection by noncontrolling interests			0				0		0			0			0				0	347,739					347,739
Net loss			0				0		0			0			0				(2,012,215)	(20,133)					(2,032,348)
Balance at the end of period at Dec. 31, 2022			¥ (84)				¥ 1,188		¥ 235			53,869,322			(194,110)	¥ 0			(8,817,850)	327,606					¥ 45,186,307
Balance at the end of period (in shares) at Dec. 31, 2022 | shares							1,728,765,894		355,812,080													1,728,765,894	355,812,080		1,954,353,892	1,954,353,892
Balance at the end of period (in shares) at Dec. 31, 2022 | shares			(130,224,082)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Foreign currency translation adjustment, net of tax			¥ 0				¥ 0		¥ 0			0			(30,766)	0			0	0					¥ (30,766)
Share issuance, net of issuance costs			0				¥ 6		0			1,215,558			0	0			0	0					¥ 1,215,564
Share issuance, net of issuance costs (in shares) | shares							8,142,294																		27,004,858	27,004,858
Issuance of ordinary shares as treasury shares			¥ (21)				¥ 21		0			0			0	0			0	0					¥ 0
Issuance of ordinary shares as treasury shares ( Shares) | shares			(29,300,000)				29,300,000															29,300,000
Exercise of share options (Shares) | shares																									22,726,238	22,726,238
Share-based compensation			¥ 0				¥ 0		0			2,378,689			0	0			0	0					¥ 2,378,689
Exercise of share options and vesting of RSUs (in shares) | shares			23,166,744
Exercise of share options and vesting of RSUs			¥ 15				0		0			16,288			0	0			0	0					16,303
Appropriation to statutory reserves			0				0		0			0			0	444,585			(444,585)	0					0
Net loss			0				0		0			0			0	0			11,704,133	104,992					11,809,125	$ 1,663,280
Balance at the end of period at Dec. 31, 2023			¥ (90)				¥ 1,215		¥ 235			¥ 57,479,857			¥ (224,876)	¥ 444,585			¥ 2,441,698	¥ 432,598					¥ 60,575,222	$ 8,531,841
Balance at the end of period (in shares) at Dec. 31, 2023 | shares							1,766,208,188		355,812,080													1,766,208,188	355,812,080		1,985,662,930	1,985,662,930
Balance at the end of period (in shares) at Dec. 31, 2023 | shares			(136,357,338)